Non-Controlling Interests - Summary of Detailed Information about Financial Information of Subsidiaries that has Material Noncontrolling Interests (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2022 [1]	Apr. 30, 2021 [1]	May 01, 2021 [1]
Disclosure of Detailed Information About Financial Information of Subsidiaries that has Material Noncontrolling Interests [Line Items]
Current assets	$ 319,503	$ 319,503	$ 379,242		$ 342,356
Non-current assets	342,173	342,173	31,263		52,651
Current liabilities	(139,543)	(139,543)	(13,648)		(17,488)
Equity attributable to owners of the Company	457,947	457,947	392,931		369,369
Non-controlling interests	63,155	63,155	2,514		$ 3,248
Revenue		33,066	25,271	$ 25,251
Loss for the period		40,140	25,840	22,134
Loss attributable to owners of the Company		41,737	27,493	22,937
Loss attributable to the non-controlling interests		(1,597)	(1,653)	(803)
Profit for the year		40,140	$ 25,840	$ 22,134
Fine Cosmos Development Limited [Member]
Disclosure of Detailed Information About Financial Information of Subsidiaries that has Material Noncontrolling Interests [Line Items]
Current assets	4,330	4,330
Non-current assets	171,977	171,977
Current liabilities	(126,670)	(126,670)
Equity attributable to owners of the Company	24,322	24,322
Non-controlling interests	25,315	25,315
Revenue	1,087
Expenses	(2,565)
Loss for the period	(1,478)
Loss attributable to owners of the Company	(716)
Loss attributable to the non-controlling interests	(762)
Profit for the year	(1,478)
RCC Holdings Limited and Hotel Versante Limited [Member]
Disclosure of Detailed Information About Financial Information of Subsidiaries that has Material Noncontrolling Interests [Line Items]
Current assets	1,666	1,666
Non-current assets	69,374	69,374
Current liabilities	(2,117)	(2,117)
Equity attributable to owners of the Company	35,151	35,151
Non-controlling interests	33,772	$ 33,772
Revenue	1,107
Expenses	(1,199)
Loss for the period	(92)
Loss attributable to owners of the Company	(45)
Loss attributable to the non-controlling interests	(47)
Profit for the year	$ (92)

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.